Measures in the Argentine economy	12 Months Ended
Dec. 31, 2025
Measures In Argentine Economy
Measures in the Argentine economy

22.	Measures in the Argentine economy

On December 10, 2023, new government authorities took office, which issued a series of measures, among whose main objectives are the relaxation of regulations to foster economic development, the reduction of various expenditures aimed at reducing the fiscal deficit, the reduction of subsidies, among others. Within the context of the change of government, in December 2023 there was a significant devaluation of the Argentine peso, which was reflected in the official exchange rate.

During 2024 and 2025, the national government has taken actions to achieve fiscal balance, which allowed it to reach a primary and financial surplus in relation to Gross Domestic Product in a short period of time, and to initiate a process of inflation deceleration.

Passing of Law No. 27,742 “Bases Law”

On June 28, 2024, Law No. 27,742 (“Bases Law”) was passed, and entered into force following its enactment by the Executive Branch.

Regarding energy matters, the Bases Law amends laws that form part of the regulatory framework governing hydrocarbons, natural gas, biofuels, electricity, among others. These changes are intended to reconfigure the relationship between the State and the market, with the aim of granting greater prominence to private initiative in order to enhance competitiveness and maximize the returns obtained.

In this regard, the Bases Law empowers the Executive Branch to amend Law No. 15,336 on Electricity and Law No. 24,065, Regulatory Framework for Electricity, while ensuring the following principles:

–	Free international trade of electricity.

–	Free commercialization, competition and expansion of markets, and the possibility for the final user to choose the supplier.

–	Clear disclosure of the different components to be paid by the end user.

–	The development of electricity transmissión infrastructure through open, transparent, efficient and competitive mechanisms.

–	The review of administrative structures of the electricity sector, modernizing and professionalizing them.

The Bases Law merges the gas and electricity regulatory authorities (ENRE and ENARGAS) into a single National Gas and Electricity Regulatory Authority, which will have the same functions. In this regard, on July 7, 2025, the Executive Branch issued Decree No. 452/2025, pursuant to which such authority was established.

Foreign exchange market

As from December 2019, the BCRA issued a series of communications extending on an indefinite basis the foreign exchange regulations issued by the BCRA, which included regulations on exports, imports and the requirement of prior authorization from the BCRA to access the foreign exchange market for the remittance of profits and dividends, as well as other restrictions on transactions in the foreign exchange market. In particular, the need to refinance certain foreign financial indebtedness was established. The effects of these regulations on the Group’s loans as of December 31, 2025 are described in Note 13.3.8.

Following the assumption of the new national government authorities on December 10, 2023, restrictions on the payment of imports with customs clearance were reduced as from December 13, 2023, while certain restrictions imposed by the BCRA on access to the Single and Free Foreign Exchange Market (“MULC”) and on transactions in the foreign exchange market remained in force.

Subsequently, on April 11, 2025, the national government implemented a set of measures aimed at easing the regulatory framework governing access to the foreign exchange market. These measures include: (i) the establishment of a floating exchange rate band within which the U.S. dollar may fluctuate in the foreign exchange market; the initial band was set between ARS 1,000 and ARS 1,400, with its limits adjusted at a monthly rate of 1%; (ii) the elimination of the program that allowed export proceeds to be settled under a split mechanism of 80% through the foreign exchange market and 20% through the financial market; (iii) the elimination of foreign exchange restrictions applicable to individuals, including the monthly purchase limit of USD 200 in the foreign exchange market, as well as the cross-restrictions contained in BCRA Communication “A” 7340, without prejudice to the fact that, through Communication “A” 8336, the BCRA established new cross restrictions applicable to individuals, pursuant to which, from the date of access to the MULC and for the following 90 days, individuals may not enter into purchases of securities settled in foreign currency, either directly or indirectly or on behalf of third parties; the tax surcharge applicable to the purchase of foreign currency in the foreign exchange market was also eliminated, while being maintained for tourism and credit card payments; (iv) the authorization for Argentine companies to distribute profits and dividends to foreign shareholders with respect to earning obtained in fiscal years beginning in 2025; (v) a relaxation of payment terms for foreign trade transactions; and (vi) a one-time elimination of the 90-day lookback period under Communication “A” 7340 applicable to legal entities, allowing such entities to resume access to the foreign exchange market under normal conditions.

As from January 1, 2026, the BCRA provided that the upper and lower limits of the exchange rate bands will be adjusted on a monthly basis based on the most recently published inflation data, with the aim of mitigating episodes of excessive volatility in the foreign exchange market, while allowing the exchange rate to fluctuate within the bands in accordance with market conditions.

Income Tax

On June 16, 2021, the Argentine Executive Branch enacted Law No. 27,630, which established changes in the corporate income tax rate, applicable to fiscal years commencing as from January 1, 2021. Such law establishes payment of the tax based on a structure of progressive tax rates depending on the level of accumulated taxable net income. The amounts established under this scale will be adjusted annually, considering the annual variation of the Consumer Price Index (CPI) published by INDEC, corresponding to the month of October of the year prior to the adjustment, compared to the same month of the previous year. For fiscal year 2024, the applicable scale was as follows: 25% on accumulated taxable net income of up to ARS 34.7 million; 30% on the excess of such amount up to ARS 347 million; and 35% on the excess of such amount. Meanwhile, for fiscal year 2025, the applicable scale is as follows: 25% on accumulated taxable net income of up to ARS 101.7 million; 30% on the excess of such amount up to ARS 1,016.8 million; and 35% on the excess of such amount.

Investment Promotion Plan

In order to boost the productive matrix and, at the same time, generate employment and fiscal resources, the national government implemented during 2024 the “Incentives Regime for Large Investments” (RIGI), established through the Bases Law, which grants tax benefits, access to foreign currency for imports and, under certain conditions, allows the remittance of profits, to those investment projects that are submitted and approved in connection with certain strategic sectors capable of generating exports in the medium and long term.